SUBSEQUENT EVENTS (Details) $ in Thousands					1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 25, 2020 USD ($)	Sep. 15, 2020 shares	Sep. 14, 2020 shares	Mar. 11, 2020 USD ($) employee	Sep. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 01, 2020 USD ($)	Apr. 06, 2020 USD ($)	Jan. 23, 2020 USD ($)	Jan. 06, 2020 shares	Dec. 31, 2018 USD ($) shares
Subsequent Event [Line Items]
Borrowing Capacity					$ 2,905,000		$ 2,905,000	$ 2,980,000
Amount committed					$ 108,611		$ 108,611	1,073,695					$ 978,951
Asset-backed financing facilities
Subsequent Event [Line Items]
Increase in borrowing capacity								28,000
Remaining capacity on borrowings								$ 3,380,000
Amount committed						$ 1,948,000
RSU
Subsequent Event [Line Items]
Number of units to be granted | shares					0		0	14,070,000					564,000
Number of units granted | shares					2,160,000	2,160,000	8,592,000	13,901,000
Vesting term							4 years
Term Debt Facility 2019-M1
Subsequent Event [Line Items]
Interest rate					15.00%		15.00%	15.00%
Subsequent Events
Subsequent Event [Line Items]
Number of employees reduction | employee				600
Pension and Other Postretirement Benefits Cost (Reversal of Cost)				$ 11,300
Total cost of post-employment benefits				$ 1,100
Early termination fees	$ 5,200
Payoff amount	10,500
Subsequent Events | Asset-backed financing facilities
Subsequent Event [Line Items]
Remaining capacity on borrowings						$ 3,408,000
Subsequent Events | Senior revolving credit facilities
Subsequent Event [Line Items]
Weighted average interest rate						3.68%
Subsequent Events | RSU
Subsequent Event [Line Items]
Number of units to be granted | shares												9,202,707
Vesting term					4 years	4 years
Subsequent Events | Merger Agreement with Social Capital Hedosophia Corp II [Member]
Subsequent Event [Line Items]
Right to receive number of shares upon merger | shares		500,000,000
Subsequent Events | Term Debt Facility 2020-M1
Subsequent Event [Line Items]
Borrowing Capacity											$ 300,000
Interest rate											10.00%
Subsequent Events | Term Debt Facility 2016-M1
Subsequent Event [Line Items]
Borrowing Capacity										$ 151,000
Subsequent Events | Revolving Facility 2018-3
Subsequent Event [Line Items]
Borrowing Capacity									$ 100,000
Subsequent Events | Convertible notes | Merger Agreement with Social Capital Hedosophia Corp II [Member]
Subsequent Event [Line Items]
Right to receive number of shares, Exchange agreement | shares			13,300,000
Subsequent Events | Revolving Facility 2019-3
Subsequent Event [Line Items]
Borrowing Capacity	$ 100,000